4. Derivative Liability (Details 5)		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015
Volatility			102.00%
Dividend yield
Minimum [Member]
Volatility		151.00%
Risk-free interest rate		0.20%	0.50%
Expected life (years)		0 years	10 months 24 days
Maximum [Member]
Volatility		200.60%
Risk-free interest rate		0.77%	1.20%
Expected life (years)		2 years 2 months 1 day	2 years 10 months 24 days
July 12, 2016 [Member]
Volatility	[1]	143.80%
Risk-free interest rate	[1]	0.29%
Expected life (years)	[1]	2 months 19 days
Dividend yield	[1]
July 19, 2016 [Member]
Volatility	[2]	146.30%
Risk-free interest rate	[2]	0.31%
Expected life (years)	[2]	4 months 13 days
Dividend yield	[2]
July 20, 2016 [Member]
Volatility	[1]	146.10%
Dividend yield	[2]
July 20, 2016 [Member] | Minimum [Member]
Risk-free interest rate	[1]	0.32%
Expected life (years)	[1]	2 months 12 days
July 20, 2016 [Member] | Maximum [Member]
Risk-free interest rate	[1]	0.56%
Expected life (years)	[1]	10 months 2 days
July 26, 2016 [Member]
Volatility	[1]	146.60%
Risk-free interest rate	[1]	0.55%
Expected life (years)	[1]	9 months 29 days
Dividend yield	[1]

[1]	(8) Partial Conversion of Exchange Notes
[2]	(12) Partial Conversion of May 2016 Convertible Note